Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12.            Commitments and Contingencies:

a)              Commitments:

The following tables set forth inflows and outflows related to the Company’s charter party arrangements and other commitments, as at June 30, 2023.

Charter party arrangements:

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2024	2025	2026	2027	2028	2029 and thereafter
Future, minimum, non-cancellable charter revenues (1)	$85,097	$74,363	$10,734	$-	$-	$-	$-

Total	$85,097	$74,363	$10,734	$-	$-	$-	$-

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(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2023, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of June 30, 2023 and ii) the remaining minimum duration of each contract.

Other commitments:

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2024	2025	2026	2027	2028	2029 and thereafter
Charter-in expense newbuilding vessels (1)	$(212,834)	$(5,590)	$(26,711)	$(30,204)	$(30,204)	$(30,287)	$(89,838)
Vessel BWTS and ESD (2)	(9,630)	(9,630)	-	-	-	-	-

Total	$(222,464)	$(15,220)	$(26,711)	$(30,204)	$(30,204)	$(30,287)	$(89,838)

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(1)	The amounts represent minimum contractual charter-in commitments to be incurred with respect to four Kamsarmax newbuildings and two Ultramax newbuildings which are expected to be delivered during 2024 and the charter-in contracts have a minimum duration of 84 months per vessel.
(2)	The amounts represent the Company’s commitments as of June 30, 2023, for vessel upgrades (BWTS and ESD).

b)              Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels.  The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.  Currently, management is not aware of, and has not accrued for, any such claims or contingent liabilities requiring disclosure in the unaudited interim condensed consolidated financial statements.